Statements of Cash Flows (USD $)	12 Months Ended		84 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2011
Operating activities
Net loss	$ (3,238,416)	$ (1,191,288)	$ (46,293,923)
Adjustments to reconcile net (loss) to net cash flows
Write-off of note receivable			57,500
Impairment of mineral property costs			13,645,000
Shares issued for consulting services		158,500	510,590
Shares issued for interest costs		82,500	82,500
Amortization	50,365	72,094	305,383
Discount on convertible debenture		86,191	569,549
Deposit on equipment written off	25,300		25,300
Gain on disposal of assets	(15,130)		(15,130)
Gain on sale of assets		(4,389,954)	(4,389,954)
Gain (loss) on settlement of debt	(32,998)	129,015	(86,242)
Stock-based compensation	824,053	2,172,701	10,966,611
Beneficial conversion feature		51,192	4,081,091
Net change in operating assets and liabilities:
Prepaid expense	262,193	(357,835)	(132,088)
Accounts receivable	(142,392)	432,794	(35,545)
Customer deposits	(150,000)		(194,809)
Notes payable			109,337
Accounts payable and accrued liabilities	(1,169,025)	3,826,921	6,736,951
Cash used in operating activities	(3,586,050)	1,072,831	(14,057,879)
Investing activity
Sale of equipment		29,437	33,316
Purchase of property and equipment	(14,226)	(23,258)	(602,473)
Cash used in investing activity	(14,226)	6,179	(569,157)
Financing activities
Proceeds from loans payable	28,500	33,750	288,067
Proceeds from notes payable		98,531	3,162,196
Proceeds from convertible debentures		1,673,510	7,462,500
Proceeds from exercise of options			78,000
Proceeds from exercise of warrants			3,144,377
Repayment of loans payable	(61,108)	(63,162)	(268,310)
Repayment of notes payable	(44,674)	(158,676)	(586,620)
Repayment of convertible debentures		(1,521,047)	(2,051,047)
Stock subscriptions (net)	2,033,672		2,964,930
Issuance of common stock (net)		2,100,000	2,756,994
Cash provided by financing activities	562,718	2,162,906	14,917,415
Inflow of cash and cash equivalents	(3,037,558)	3,241,916	290,379
Effect of foreign currency translation on cash	68,066	96,784	95,456
Cash and cash equivalents, beginning	3,377,404	38,704	22,077
Cash and cash equivalents, ending	$ 407,912	$ 3,377,404	$ 407,912